STOCKHOLDERS' EQUITY (Details 1) (USD $)	Dec. 31, 2012
Number of Options,Vested	2,210,333
Number of Options,Non-Vested	1,728,667
Maximum [Member]
Range of Exercise Prices,Vested	2.80
Range of Exercise Prices,Non-Vested	2.25
Minimum [Member]
Range of Exercise Prices,Vested	0.06
Range of Exercise Prices,Non-Vested	0.10